Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Restricted cash	$ 1,500,224		$ 34,728
Residual value	5.00%
VAT, description	The Company is subject to a VAT rate of 17% before May 1, 2018, 16% on and after May 1, 2018, and a new VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.
Grants received	$ 109,472	$ 89
Shipping and handling costs	92,087	92,988
Advertising costs	$ 26,114	$ 7,929
Tax benefit	50.00%
PRC tax authorities term	5 years
Cash and cash equivalents	$ 7,273,652		$ 7,067,247